UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Investment Counselors, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-04089
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         May 5, 2004
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 93
                                        -------------------

Form 13F Information Table Value Total: $ 253,333
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     com              88579y101      698     8520 SH       SOLE                     7720               800
AFLAC Inc.                     com              001055102     5847   145676 SH       SOLE                   137300              8376
Abbott Laboratories            com              002824100      614    14937 SH       SOLE                    13609              1328
Altria Group Inc               com              718154107      395     7258 SH       SOLE                     1186              6073
Amer Int'l Group               com              026874107     3944    55283 SH       SOLE                    52787              2496
American Express               com              025816109     3453    66599 SH       SOLE                    63554              3045
Amgen                          com              031162100     3158    54309 SH       SOLE                    51864              2445
Automatic Data Proc            com              053015103     6008   143043 SH       SOLE                   133741              9302
BP PLC Adr                     com              055622104      206     4030 SH       SOLE                     4030
Bank One Corp                  com              06423A103      865    15866 SH       SOLE                    15866
Bankamerica Corp               com              060505104     4679    57784 SH       SOLE                    55469              2315
Baxter International           com              071813109     4531   146687 SH       SOLE                   141057              5630
Bellsouth Corp                 com              079860102      201     7264 SH       SOLE                     6749               515
BiSys Group Inc.               com              055472104     3466   206825 SH       SOLE                   197335              9490
Biomet Inc                     com              090613100     2376    61945 SH       SOLE                    59355              2590
Blockbuster Inc.               com              093679108     2206   126085 SH       SOLE                   120475              5610
Bristol-Myers Squibb           com              110122108     2636   108800 SH       SOLE                   103808              4992
Butler National Corp.          com              123720104       48    80000 SH       SOLE                    80000
CEF iShares Russell            com              464287655      359     3050 SH       SOLE                     1980              1070
CVS Corp.                      com              126650100     4503   127561 SH       SOLE                   118721              8840
Carolco Pictures Inc           com              143763100        0    40000 SH       SOLE                                      40000
Chevron Texaco Corp            com              166764100      276     3141 SH       SOLE                     3141
Cinergy Corp                   com              172474108     4427   108278 SH       SOLE                   103508              4770
Cintas Corp.                   com              172908105     4228    97222 SH       SOLE                    93087              4135
Cisco Systems Inc              com              17275R102     5153   218619 SH       SOLE                   211049              7570
Citigroup                      com              172967101     5338   103252 SH       SOLE                    98275              4977
Coca-Cola                      com              191216100      438     8706 SH       SOLE                     8706
Conair Corp                    com              205889108        2    16380 SH       SOLE                    16380
Costco Wholesale Corp          com              22160K105     4627   123038 SH       SOLE                   115910              7128
Dell Inc.                      com              247025109     3267    97171 SH       SOLE                    93121              4050
Devon Energy                   com              251799102     2412    41483 SH       SOLE                    39453              2030
Disney (Walt) Holding Co.      com              254687106     2174    86976 SH       SOLE                    83024              3952
Dow Chemical                   com              260543103     4514   112071 SH       SOLE                   107366              4705
Duke Energy Corp               com              264399106     2426   107366 SH       SOLE                   104156              3210
Emerson Electric               com              291011104     5146    85887 SH       SOLE                    81123              4764
Exxon-Mobil Corp               com              30231G102     5493   132066 SH       SOLE                   125287              6779
Fifth Third Bancorp            com              316773100      678    12236 SH       SOLE                    11761               475
Ford Motor Co                  com              345370860     3323   244894 SH       SOLE                   236560              8334
General Dynamics Corp.         com              369550108     3339    37375 SH       SOLE                    35615              1760
General Electric               com              369604103     7678   251558 SH       SOLE                   240004             11554
General Motors                 com              370442105      382     8109 SH       SOLE                     5957              2152
Glaxosmithkline PLC            com              37733W105      480    12023 SH       SOLE                    12023
Harley Davidson                com              412822108     2127    39885 SH       SOLE                    38505              1380
Health Management Assoc., Inc. com              421933102     4415   190206 SH       SOLE                   180765              9441
Home Depot                     com              437076102     3523    94288 SH       SOLE                    90553              3735
Int'l Bus. Machines            com              459200101     4393    47829 SH       SOLE                    44564              3265
Intel Corp                     com              458140100     3989   146662 SH       SOLE                   137332              9330
J.P. Morgan Chase & Co.        com              46625H100     2512    59892 SH       SOLE                    57081              2811
Johnson & Johnson              com              478160104     4549    89680 SH       SOLE                    85970              3710
Kimberly-Clark                 com              494368103     2378    37686 SH       SOLE                    36350              1336
Lilly (ELI)                    com              532457108      457     6836 SH       SOLE                     6536               300
Manpower Inc.                  com              56418H100     4398    94580 SH       SOLE                    89925              4655
McCormick & Company            com              579780206     2217    66130 SH       SOLE                    62340              3790
Medtronic Inc                  com              585055106     4424    92659 SH       SOLE                    88634              4025
Mellon Financial Corp.         com              58551A108      939    30000 SH       SOLE                    30000
Merck & Co                     com              589331107     3237    73241 SH       SOLE                    68387              4855
Microsoft                      com              594918104     5718   229366 SH       SOLE                   221176              8190
Mid Cap SPDR Tr Unit Ser 1     com              595635103     1060     9588 SH       SOLE                     6038              3550
Motorola, Inc                  com              620076109     5549   315289 SH       SOLE                   301769             13520
Newell Rubbermaid              com              651229106     4879   210315 SH       SOLE                   201035              9280
Nisource Inc                   com              65473P105     4179   196680 SH       SOLE                   188500              8180
Oracle Corp                    com              68389X105      124    10349 SH       SOLE                     8150              2199
Outback Steakhouse             com              689899102     2514    51620 SH       SOLE                    48915              2705
Panera Bread Co. CL A          com              69840W108     2058    52900 SH       SOLE                    50525              2375
Peoplesoft Inc                 com              712713106     3769   203865 SH       SOLE                   195270              8595
Pepsico Inc                    com              713448108      231     4293 SH       SOLE                     2935              1358
Pfizer, Inc                    com              717081103     6620   188867 SH       SOLE                   182277              6590
Piper Jaffray Co               com              724078100     2990    55219 SH       SOLE                    52950              2269
Pitney Bowes Inc.              com              724479100     4881   114550 SH       SOLE                   108800              5750
Procter & Gamble               com              742718109      529     5047 SH       SOLE                     5047
Qualcomm Inc                   com              747525103      217     3279 SH       SOLE                     2979               300
Quest Diagnostic Inc           com              74834L100     2433    29375 SH       SOLE                    28490               885
Raymond James Financial        com              754730109     1747    70286 SH       SOLE                    67991              2295
Royal Dutch Petrol             com              780257804      228     4788 SH       SOLE                     4788
S & P Depository Receipts      com              78462F103     9074    80234 SH       SOLE                    73984              6250
SBC Communications, Inc        com              78387G103     3785   154229 SH       SOLE                   149289              4940
SLM Corporation                com              78442p106     5777   138050 SH       SOLE                   132365              5685
Stryker Corp                   com              863667101     2536    28650 SH       SOLE                    26080              2570
Sun Microsystems               com              866810104       53    12760 SH       SOLE                    12760
Sysco Corp                     com              871829107     2967    75981 SH       SOLE                    71690              4291
Texas Instruments              com              882508104     4281   146512 SH       SOLE                   140252              6260
Tyco International             com              902124106     2221    77509 SH       SOLE                    74599              2910
U S Bancorp - Del              com              902973304     1943    70267 SH       SOLE                    67327              2940
Vanguard Extended Market Viper com              922908652      753    10100 SH       SOLE                    10100
Vanguard Total Stock Market Vi com              922908769     2315    21185 SH       SOLE                    21185
Verizon Communications         com              077853109      301     8235 SH       SOLE                     8235
Vodafone Group PLC Adr         com              92857W100     2105    88068 SH       SOLE                    84828              3240
Williams Sonoma                com              969904101     2429    71010 SH       SOLE                    68405              2605
Wyeth                          com              026609107      327     8716 SH       SOLE                     8716
Yankee Candle Co., Inc.        com              984757104     2327    84390 SH       SOLE                    81000              3390
Alltel Corp.                   Preferred        020039822      219     4310 SH       SOLE                     4310
Baxter Pfd                     Preferred        071813406      440     8150 SH       SOLE                     8150
Georgia Power Capital Trust VI Preferred        37333t205      202     8000 SH       SOLE                     8000